STATEMENT OF CASH FLOWS	12 Months Ended
Sep. 30, 2021 EUR (€)
Cash Flows from Operating Activities:
Net loss	€ (1,580,128)
Interest earned on marketable securities held in Trust Account	(50,181)
Unrealized gain on marketable securities held in Trust Account	(6,386)
Change in change in fair value of warrant liability	114,700
Offering cost allocable to warrant liability	396
Prepaid expenses	(121,450)
Accrued expenses	1,112,917
Net cash used in operating activities	(530,132)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(125,000,000)
Net cash used in investing activities	(125,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to the Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	122,500,000
Proceeds from sale of Private Units	3,700,000
Proceeds from promissory note – related party	155,747
Repayment of promissory note – related party	(155,747)
Payments of offering costs	(426,508)
Net cash provided by financing activities	125,798,492
Net Change in Cash	268,360
Cash – Beginning	0
Cash – Ending	268,360
Initial classification of Class A common stock subject to possible redemption	€ 125,000,000